June 16, 2014

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Investment Managers Series Trust:  Registration Statement on Form N-14 (File No. 333-        )

Ladies and Gentlemen:

On behalf of our client, Investment Managers Series Trust (the “Trust”), we are filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto.  The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund and Pioneer Oak Ridge Small Cap Growth Fund, each a separate series of Pioneer Series Trust I, with and into the Oak Ridge Large Cap Growth Fund and Oak Ridge Small Cap Growth Fund, respectively, each of which is a separate series of the Trust.

Please feel free to contact me at (714) 830-0679 with your questions or comments.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee